Income tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended				24 Months Ended	120 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)	17.00%	17.00%	17.00%
Aggregate undistributed earnings of subsidiaries available for distribution	$ 4,930,397	$ 2,607,194			$ 4,930,397
Dividends	161,445	67,354
Deferred tax liabilities accrued for undistributed earnings	0	$ 0			0
Cayman Islands Tax Information Authority
Income tax [Line Items]
Withholding taxes	$ 0
Maximum | Inland Revenue, Hong Kong
Income tax [Line Items]
PRC withholding tax rate (as a percent)	5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)				25.00%
PRC withholding tax rate (as a percent)	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)	15.00%			15.00%
Term of preferential income tax rate				3 years
China | KNSE
Income tax [Line Items]
Preferential tax rate (as a percent)				10.00%
Term of preferential income tax rate				3 years
Tax reduction available as a percentage of the applicable rate				50.00%
China | State Administration of Taxation, China
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development				75.00%		50.00%
Operating loss carryforwards	$ 575,759				575,759
Foreign Tax Authority | Inland Revenue, Hong Kong
Income tax [Line Items]
Income tax rate (as a percent)	16.50%
Operating loss carryforwards	$ 9,373				9,373
Foreign Tax Authority | Inland Revenue, Singapore (IRAS)
Income tax [Line Items]
Income tax rate (as a percent)	17.00%
Beneficial tax rate				5.00%
Operating loss carryforwards	$ 299,516				299,516
Other countries
Income tax [Line Items]
Operating loss carryforwards	$ 104,119				$ 104,119
Other countries | Inland Revenue, Singapore (IRAS)
Income tax [Line Items]
Income tax rate (as a percent)	17.00%
Guangzhou Huaduo | China | HNTE
Income tax [Line Items]
Beneficial tax rate	15.00%		15.00%
Guangzhou Huanju Shidai | China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)					15.00%
Other PRC Subsidiaries
Income tax [Line Items]
Income tax rate (as a percent)	25.00%
Guangzhou BaiGuoYuan | China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
Guangzhou BaiGuoYuan | China | Software Enterprise
Income tax [Line Items]
Preferential tax rate (as a percent)		12.50%		0.00%
Duowan BVI
Income tax [Line Items]
Income tax rate (as a percent)			0.00%